SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH	The following table summarizes the cash and restricted cash (in thousands):
	As of December 31,
	2025	2024
Cash	3,010	2,287
Restricted cash	316	300
Cash and restricted cash	$3,326	$2,587

SCHEDULE OF CARRYING AMOUNT AND ESTIMATED FAIR VALUE OF CONVERTIBLE DEBENTURES AND COMMON STOCK PURCHASE WARRANTS

The following table summarizes the carrying amount and estimated fair value of the convertible debentures and the common stock purchase warrants (in thousands):

	June 30, 2026
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$29,669	$29,669	$-	$-	$29,669
11% debenture dated April 22, 2020	$3,199	$3,199	$-	$-	$3,199
11% debenture dated September 4, 2020	$2,891	$2,891	$-	$-	$2,891
11% debenture dated January 13, 2022	$4,369	$4,369	$-	$-	$4,369
15% debenture dated January 19, 2023	$3,134	$3,134	$-	$-	$3,134
15% debenture dated July 25, 2024	$1,397	$1,397	$-	$-	$1,397
15% debenture dated June 18, 2025	$1,221	$1,221	$-	$-	$1,221
15% debenture dated December 30, 2025	$1,119	$1,119	$-	$-	$1,119
15% debenture dated February 20, 2026	$2,210	$2,210	$-	$-	$2,210
15% debenture dated June 2, 2026	$3,179	$3,179	$-	$-	$3,179
	$52,388	$52,388	$-	$-	$52,388

Warrant dated July 17, 2019	$8,921	$8,921	$-	$-	$8,921
Warrant dated April 22, 2020	$1,258	$1,258	$-	$-	$1,258
Warrant dated September 4, 2020	$964	$964	$-	$-	$964
Warrant dated January 13, 2022	$3,062	$3,062	$-	$-	$3,062
Warrant dated January 19, 2023	$2,077	$2,077	$-	$-	$2,077
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
Warrant dated June 18, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated December 30, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated February 20, 2026	$1,047	$1,047	$-	$-	$1,047
Warrant dated June 2, 2026	$1,572	$1,572	$-	$-	$1,572
	$24,521	$24,521	$-	$-	$24,521

	December 31, 2025
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$28,033	$28,033	$-	$-	$28,033
11% debenture dated April 22, 2020	$2,989	$2,989	$-	$-	$2,989
11% debenture dated September 4, 2020	$2,694	$2,694	$-	$-	$2,694
11% debenture dated January 13, 2022	$3,824	$3,824	$-	$-	$3,824
15% debenture dated January 19, 2023	$2,852	$2,852	$-	$-	$2,852
15% debenture dated July 25, 2024	$1,256	$1,256	$-	$-	$1,256
15% debenture dated June 18, 2025	$1,098	$1,098	$-	$-	$1,098
15% debenture dated December 30, 2025	$1,000	$1,000	$-	$-	$1,000
	$43,746	$43,746	$-	$-	$43,746

Warrant dated July 17, 2019	$8,945	$8,945	$-	$-	$8,945
Warrant dated April 22, 2020	$1,263	$1,263	$-	$-	$1,263
Warrant dated September 4, 2020	$969	$969	$-	$-	$969
Warrant dated January 13, 2022	$3,062	$3,062	$-	$-	$3,062
Warrant dated January 19, 2023	$2,077	$2,077	$-	$-	$2,077
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
Warrant dated June 18, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated December 30, 2025	$1,047	$1,047	$-	$-	$1,047
	$21,936	$21,936	$-	$-	$21,936

The following table summarizes the carrying amount and estimated fair value of the convertible debentures and the common stock purchase warrants (in thousands):

	2025
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$28,033	$28,033	$-	$-	$28,033
11% debenture dated April 22, 2020	$2,989	$2,989	$-	$-	$2,989
11% debenture dated September 4, 2020	$2,694	$2,694	$-	$-	$2,694
11% debenture dated January 13, 2022	$3,824	$3,824	$-	$-	$3,824
15% debenture dated January 19, 2023	$2,852	$2,852	$-	$-	$2,852
15% debenture dated July 25, 2024	$1,256	$1,256	$-	$-	$1,256
15% debenture dated June 18, 2025	$1,098	$1,098	$-	$-	$1,098
15% debenture dated December 30, 2025	$1,000	$1,000	$-	$-	$1,000
	$43,746	$43,746	$-	$-	$43,746

Warrant dated July 17, 2019	$8,945	$8,945	$-	$-	$8,945
Warrant dated April 22, 2020	$1,263	$1,263	$-	$-	$1,263
Warrant dated September 4, 2020	$969	$969	$-	$-	$969
Warrant dated January 13, 2022	$3,062	$3,062	$-	$-	$3,062
Warrant dated January 19, 2023	$2,077	$2,077	$-	$-	$2,077
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
Warrant dated June 18, 2025	$1,047	$1,047	$-	$-	$1,047
Warrant dated December 30, 2025	$1,047	$1,047	$-	$-	$1,047
	$21,936	$21,936	$-	$-	$21,936

	As of December 31, 2024
	Carrying	Fair	Fair Value Measurements
	Value	Value	Level 1	Level 2	Level 3
11% debenture dated July 17, 2019	$25,439	$25,439	$-	$-	$25,439
11% debenture dated April 22, 2020	$2,740	$2,740	$-	$-	$2,740
11% debenture dated September 4, 2020	$2,477	$2,477	$-	$-	$2,477
11% debenture dated January 13, 2022	$3,671	$3,671	$-	$-	$3,671
15% debenture dated January 19, 2023	$2,674	$2,674	$-	$-	$2,674
15% debenture dated July 25, 2024	$1,175	$1,175	$-	$-	$1,175
	$38,176	$38,176	$-	$-	$38,176

Warrant dated July 17, 2019	$9,049	$9,049	$-	$-	$9,049
Warrant dated April 22, 2020	$1,298	$1,298	$-	$-	$1,298
Warrant dated September 4, 2020	$998	$998	$-	$-	$998
Warrant dated January 13, 2022	$3,063	$3,063	$-	$-	$3,063
Warrant dated January 19, 2023	$2,079	$2,079	$-	$-	$2,079
Warrant dated July 25, 2024	$3,526	$3,526	$-	$-	$3,526
	$20,013	$20,013	$-	$-	$20,013

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Category	Estimated Useful Life
Software and computer equipment	3 to 5 years
Furniture and fixtures	5 to 7 years
Equipment	7 to 10 years
Leasehold improvements	6 to 11 years

SCHEDULE OF INTANGIBLE ASSETS
	As of December 31,
	2025	2024
Weighted average remaining amortization period (in years)	10	14

Cost	1,295	1,250
Less accumulated amortization	(626)	(554)
Net intangible assets	$669	$696

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Future amortization expense is as follows for the years ending December 31(in thousands):
2026	$73
2027	71
2028	23
2029	23
2030	23
Thereafter	456
Total	$669

SCHEDULE OF BASIC AND DILUTED LOSS PER COMMON SHARE

The following table sets forth the calculations of basic and diluted loss per common share (in thousands, except per share and share amounts):

	Six months ended June 30,
	2026	2025
Net loss	$(9,102)	$(6,083)

Basic weighted-average number of common shares outstanding	13,211,436	13,131,701
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	1,990,074	1,518,321
Total basic weighted-average number of common shares outstanding	15,201,510	14,650,022
Add: Dilutive effect of other equity instruments	-	-
Diluted weighted-average shares outstanding	15,201,510	14,650,022
Loss per common share - basic	$(0.60)	$(0.42)
Loss per common share - diluted	$(0.60)	$(0.42)
Excluded from diluted weighted-average shares outstanding:
Antidilutive shares	17,074,344	15,158,523

The following table sets forth the calculations of basic and diluted loss per common share (in thousands, except per share amounts):

	Years Ended December 31,
	2025	2024
Net loss	$(15,122)	$(13,537)

Basic weighted-average number of common shares outstanding	13,140,939	12,541,585
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	1,601,429	1,157,715
Total basic weighted-average common shares outstanding	14,742,368	13,699,300
Add: Dilutive effect of other equity instruments	-	-
Diluted weighted-average shares outstanding	14,742,368	13,699,300
Loss per common share - basic	$(1.03)	$(0.99)
Loss per common share - diluted	$(1.03)	$(0.99)
Excluded from diluted weighted-average shares outstanding:
Antidilutive shares	15,113,986	13,701,262